Financial Instruments, Derivatives, Guarantees and Concentration of Credit Risk (Details 7) (USD $) In Millions	Dec. 31, 2010
Counterparty type
Credit risk exposure before credit reserve	$ 573
Credit reserves	0
Credit exposure after credit reserve	573
Standard & Poor's, BBB- Rating [Member] | Financial institutions [Member] | Moody's, Baa3 Rating [Member]
Counterparty type
Credit risk exposure before credit reserve	432
Standard & Poor's, BBB- Rating [Member] | Financial institutions [Member] | Moody's, Baa3 Rating [Member] | Fair Value, Concentration of Credit Risk, Master Netting Arrangements [Member]
Counterparty type
Credit risk exposure before credit reserve	317
Standard & Poor's, BBB- Rating [Member] | Energy marketers and traders [Member] | Moody's, Baa3 Rating [Member]
Counterparty type
Credit risk exposure before credit reserve	0
Standard & Poor's, BBB- Rating [Member] | Gas and electric utilities [Member] | Moody's, Baa3 Rating [Member]
Counterparty type
Credit risk exposure before credit reserve	7
Standard & Poor's, BBB- Rating [Member] | Gas and electric utilities [Member] | Moody's, Baa3 Rating [Member] | Fair Value, Concentration of Credit Risk, Master Netting Arrangements [Member]
Counterparty type
Credit risk exposure before credit reserve	3
Standard & Poor's, BBB- Rating [Member] | Total [Member] | Moody's, Baa3 Rating [Member] | Fair Value, Concentration of Credit Risk, Master Netting Arrangements [Member]
Counterparty type
Credit risk exposure before credit reserve	320
Standard & Poor's, BBB- Rating [Member] | Moody's, Baa3 Rating [Member]
Counterparty type
Credit risk exposure before credit reserve	439
Financial institutions [Member]
Counterparty type
Credit risk exposure before credit reserve	432
Financial institutions [Member] | Fair Value, Concentration of Credit Risk, Master Netting Arrangements [Member]
Counterparty type
Credit risk exposure before credit reserve	317
Energy marketers and traders [Member]
Counterparty type
Credit risk exposure before credit reserve	133
Gas and electric utilities [Member]
Counterparty type
Credit risk exposure before credit reserve	8
Gas and electric utilities [Member] | Fair Value, Concentration of Credit Risk, Master Netting Arrangements [Member]
Counterparty type
Credit risk exposure before credit reserve	3
Total [Member] | Fair Value, Concentration of Credit Risk, Master Netting Arrangements [Member]
Counterparty type
Credit risk exposure before credit reserve	320
Fair Value, Concentration of Credit Risk, Master Netting Arrangements [Member]
Counterparty type
Credit reserves	0
Credit exposure after credit reserve	$ 320